Compensation Related Costs, Retirement Benefits (Tables)	3 Months Ended
Apr. 02, 2023
Retirement Benefits [Abstract]
Schedule of Costs of Retirement Plans
At the end of fiscal years 2022 and 2021, employee related obligations recorded on the Combined Balance Sheets were:

(Dollars in Millions)	2022	2021
Pension benefits	$216	$303
Postretirement benefits	5	5
Total employee obligations	221	308
Less: current benefits in Accrued liabilities	(7)	(6)
Employee related obligations - non-current	$214	$302